Note 14 - Income Tax - Reconciliation of Provision for Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Statement Line Items [Line Items]
Net income (loss) for the year	$ (14,409)	$ 109,195
Canadian statutory income tax rate	27.00%	27.00%
Expected tax expense (recovery)	$ (3,890)	$ 29,483
Non-deductible permanent differences	2,407	1,986
Non-taxable gains on remeasurement of GRC	0	(16,297)
Income tax rate differences	0	3
Change in unrecognized deferred income tax assets	351	(6,729)
Other	(77)	565
Tax expense (recovery) for the year	$ (1,209)	$ 9,011